Annual Fund Operating Expenses - Reinhart Genesis PMV Fund	Sep. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 28, 2027
Reinhart Genesis PMV Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	1.31%	[1],[3]
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	1.20%	[1],[2],[3],[4]
Reinhart Genesis PMV Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	1.06%	[1],[3]
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.95%	[1],[2],[3],[4]
Reinhart Genesis PMV Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.11%	[2]
Expenses (as a percentage of Assets)	0.91%	[1],[3]
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.80%	[1],[2],[3],[4]

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the
Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees.

[2]	Because Institutional Class shares were not offered prior to the date of this Prospectus, “Other Expenses” for the Institutional Class are based on estimated amounts for the current fiscal year.
[3]	Effective September 28, 2026, the Management Fee was reduced from 0.95% to 0.80% of the Fund’s average daily net assets. Accordingly, Total Annual Fund Operating Expenses shown in the table differ from the “Ratio of Expenses to
Average Net Assets Before Expense Reimbursement/Recoupment” found in the “Financial Highlights” section of this prospectus, which reflect expenses incurred during periods before the Management Fee reduction.

[4]	Reinhart Partners, LLC (the “Adviser” or “Reinhart”) has contractually agreed to waive its management fees and pay
Fund expenses in order to ensure that Total Annual Fund Operating Expenses (front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Advisor
Class, and 0.80% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The
Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28,
2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of
Trustees (the “Board”) or the Adviser, with the consent of the Board.